NUVEEN Investments

Closed-End Exchange-Traded Funds

Nuveen SENIOR INCOME Fund

High current income from a
portfolio of senior, secured
corporate loans



NSL
January 31, 2001
Semiannual Report

INVEST WELL.

LOOK AHEAD.

LEAVE YOUR

MARK.(SM)


PHOTOS OF: family outing; man & child

CONTENTS

Dear Shareholder                                  1
Portfolio Managers' Comments                      2
Performance Overview                              5
Shareholder Meeting Report                        6
Portfolio of Investments                          7
Statement of Net Assets                          11
Statement of Operations                          12
Statement of Changes in Net Assets               13
Statement of Cash Flows                          14
Notes to Financial Statements                    15
Financial Highlights                             18
Build Your Wealth Automatically                  20
Fund Information                                 21

Photo of: TIMOTHY R. SCHWERTFEGER Chairman of the Board



Sidebar text: Wealth takes a lifetime to build. Once achieved, it should be preserved.



Dear SHAREHOLDER

The primary goal of your Nuveen Senior Income Fund (NSL) is to provide you with a high level of current income, consistent with the preservation of capital. I am pleased to report that, over the period covered by this report, NSL met that objective. I urge you to look at the Portfolio Manager's Comments and Performance Overview pages included in this report, which provide more details on Fund results, how they were achieved, and how NSL is positioning itself for the future.



The uncertain markets of this past reporting period also remind us of another important reason for investing in NSL. Senior loans of the type in which NSL invests have historically demonstrated low correlation with the stock and bond markets. Because of this character istic, NSL can help to bring a measure of diversification to your overall portfolio and serve as a useful counterbalance to other holdings. A well-balanced portfolio can help you reduce your investment risk and provide one of the keys to strong long-term performance.



Invest Well. Look Ahead. Leave Your Mark.



At Nuveen, we believe that investors should focus not only on investments that can help them accumulate wealth, but also on the plans and services that can help preserve that wealth and pass it along to future generations. This long-term perspective is an integral part of our portfolio management strategies, our insistence on quality, and our desire to provide investments that can withstand the test of time.



The introduction and success of NSL represents another example of Nuveen's expanding efforts to help investors establish well-diversified investment programs. In establishing such a program and tailoring it to your needs, the sound ongoing advice and disciplined focus provided by a trusted financial advisor can be an invaluable resource. Your advisor can help you to make wise investment decisions and build a pro gram that can result in a lasting legacy.



For more than a century, Nuveen has offered quality investments such as the Nuveen Senior Income Fund to those who recognize and embrace the need for building, preserv ing, and managing wealth. All of us at Nuveen are dedicated to working with you and your financial advisor to provide the services, prod ucts, perspectives, and solutions that can help you meet your personal and family financial goals, now and for years to come. We thank you for your continued confidence.

Sincerely,





/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger

Chairman of the Board

March 15, 2001

Nuveen Senior Income Fund (NSL)

PORTFOLIO MANAGER'S Comments
Executive Managing Director Jeffrey Maillet, leader of the Nuveen Senior Income Fund management team, discusses economic conditions and the recent market environment, key investment strategies, and the performance of NSL. A pioneer in the field of senior floating rate loan products, Jeff has 20 years of experience with this asset class and has managed the purchase of more than 2,000 senior bank issues totaling over $28 billion.



WHAT FACTORS AFFECTED THE MARKET ENVIRONMENT OVER THE REPORTING PERIOD ENDED JANUARY 31, 2001?
We believe this period may come to be viewed as one of the most dynamic periods for the financial markets over the last several decades. We see a true paradox now existing in the financial markets and the economy as a whole. As discussed in prior reports, several things have become increasingly problematic with the economy. We believe the Fed is well behind the curve in easing rates, and to us this has now reached a very critical level of concern. Further exacerbating the domestic financial picture is the high cost of energy. Not only are the consumers now paying large bills, but we also are threatened with demand outstripping supply for basic electrical capacity in the U.S. While the U.S. still has the strongest financial base in the world, these issues have the capacity to continue to shock and dismay consumers.



One of the major factors affecting the markets over the past reporting period has been Federal Reserve policy. Over the last half of 2000, the Fed maintained the federal funds target rate at 6.5%, the highest level in almost a decade. As evidence grew that the Fed's tightening policy was contributing to a rapid slowdown in economic growth, expectations for interest rate reductions began to mount.



In January 2001, the Fed cut interest rates twice, first by 50 basis points on January 3, and then by another 50 basis points on January 31. This marked the first time in Alan Greenspan's 13-year tenure at the Fed that rates have been reduced by a full percentage point in a single month.



Currently, the Fed appears to consider eco nomic weakness a more serious risk than the possibility of inflation that it was attempting to forestall last year. We believe the Fed may have used the threat of inflation as a type of stalking horse in an effort to corral the finan cial markets "irrational exuberance" since we have seen no threat of uncontrolled infla tion over the last two years. The consensus among most market observers is that the Fed will continue to ease if a significant economic slowdown remains possible. Some are even suggesting that if this process is not speeded up it may result in a serious threat to our ongoing economic health.



HOW DID THIS ENVIRONMENT AFFECT THE SENIOR LOAN MARKET AND NSL OVER THE PAST
YEAR?
As an asset class, senior loans performed extremely well over the past 12 months, hold ing much of their value in the face of a very volatile market and disappointing perfor mance by other asset classes. Because these income-generating investments fluctuate with interest rates, the demand for senior loans continued to be strong. However, as we expected, the weakening economy has con tributed to additional defaults in this market, and we expect to see this trend persist as long as the economy continues to contract.



For NSL specifically, the past 12 months repre sented a period of strong performance. Higher interest rates during the year 2000, combined with our prudent use of leverage, allowed us to increase the Fund's dividend five times since January 2000. These increases were a direct result of NSL's design, which enables the Fund to adjust its dividend in line with current interest rates.



As of January 31, 2001, NSL's regular monthly dividend was $0.090 per share, up from $0.076 per share a year earlier. The Fund's market yield was 10.8%, based on a share price of $10.00, compared with 9.54% at the end of January 2000. After a slight decline in March and April 2000, the Fund's share price rose substantially over the next nine months and, at the end of January, was at its IPO price of $10. For the 12 months ended January 31, 2001, NSL provided a total return on share price of 16.72%. Over this period, the Fund's premium (share price above net asset value) widened substantially to 12.87%, which is particularly notable when compared with the premium/discount records of the Fund's peer group. Following the end of this reporting period, the Fed's recent cuts led to a drop in interest rates generally, which resulted in a slight dividend reduction to $0.087 per month per share.



Given the slowing economy and current interest rate environment, NSL's net asset value (NAV) held up very well over the past 12 months, especially relative to its peers, ending January 2001 at $8.86 per share, compared with $9.59 on January 31, 2000. The Fund's total return on NAV for this period was 3.30%.



Overall, we believe that exposure to the senior loan market benefited our shareholders during the past 12 months, providing them with a dynamic investment opportunity repre senting both primary and secondary offerings, efficient pricing, and portfolio diversification.



WHERE HAVE YOU FOUND OPPORTUNITIES?
Concerns about interest rates and the general state of the economy, especially over the past six months, have created a challenging market environment. In general, higher interest rates over most of this period as well as wider credit spreads, which enabled us to purchase high-yielding loans at attractive prices, provid ed opportunities in a wide range of sectors. However, our focus remained largely compa ny-specific, with emphasis on proven manage ment, high credit quality, solid industry funda mentals, and dominance in terms of market share.



Among the areas where we are currently find ing potential investment value are the services sector (especially real estate), selected specialty retail, telecommunications, and the primary care area of healthcare. Certain gam ing issues also have appeared attractive. On the other hand, we have carefully limited our exposure to areas in equipment rental, in leisure, lodging and entertainment, in retail outside of specialty stores and to other areas of healthcare, specifically long-term care. We expect to de-emphasize telecommunications going forward, as the continued escalation in leverage may be detrimental in the long term. The recent performance of the retail sector reflects concerns that the economic slowdown has resulted in a shift in consumer confidence, which in turn could cause a cutback in the robust consumer spending that has been a mainstay of the recent economic expansion. We also believe the healthcare sector contin ues to warrant close monitoring, due to enor mous pressure from consolidation, reimburse ment issues, and financial constraints. We do not expect to take on any additional exposure in any technology-related sector for the foreseeable future.

The auto industry remained another area of concern because of their heavy load of debt, slowing sales, and backlog of inventory. We have also avoided specialty chemicals, tex tiles, lodging, certain segments of transporta tion, and some areas of the financial sector.



WHAT STRATEGIES DID YOU USE TO MANAGE THE PORTFOLIO OVER THE PAST YEAR?
We continued to focus on diversifying the portfolio by shifting into stronger sectors of the economy, including diversified manufac turing, telecommunications, and utilities, among others.



Over the past 12 months, credit quality con tinued to be our primary focus, as it has since the Fund's inception. When evaluating senior loans, we place special emphasis on the assessment of an organization's underlying collateral and the sustainability of corporate profits and cashflow. Nuveen's experienced group of analysts provides the in-depth credit research that is vital to assessing the potential investment value of these loans. In addition, our prudent approach to issue selection, portfolio diversification, due diligence, and surveillance is designed to help protect our shareholders' investments and enhance long-term results.



WHAT OTHER ACTIONS HAVE YOU TAKEN?
In May 2000, as part of our efforts to enhance NSL's potential dividend-payment capabilities, we completed a $150 million private place ment commercial paper program and offered $46 million in Taxable Auctioned Preferred Shares. We have subsequently combined the proceeds raised through these two initiatives with the Fund's existing portfolio of senior loans. Both of these leveraging strategies were designed to generate additional incre mental income for NSL's common sharehold ers, while lowering the Fund's operational costs. As of January 31, 2001, these leverag ing instruments accounted for 36% of NSL's total assets.

WHAT IS YOUR OUTLOOK FOR THE MARKET ENVIRONMENT AND FOR NSL IN COMING MONTHS? With the element of uncertainty that contin ues to surround the timing and extent of the Fed's next interest rate move, the current environment remains challenging for all investors. If the economy continues to con tract, we can expect to see additional price volatility in industries and issues that have been overleveraged as well as an increase in the risk of default in the leveraged debt market.



Overall, however, we believe that NSL is well invested, and the Fund's assets will help to shield it somewhat from the downside risk that some are predicting following the recent decline in interest rates. In our opinion, NSL, as an income-oriented investment, continues to be well positioned to play an important role in a long-term investment program. We believe this Nuveen Fund will continue to serve as a dependable source of income and portfolio diversification, two essential elements of a comprehensive investment strategy.



Over the next six months, our efforts will be focused on taking advantage of opportunities to invest in the strongest sectors of the senior loan market as a way to support the Fund's income stream. All of the buy signals for senior loans are fairly strong compared with those for many other income-producing asset classes. We will, of course, continue to closely monitor the economy, including the progress of proposed tax reduction plans and Federal Reserve policy, in order to be prepared to respond appropriately to any developing situations.

Nuveen Senior Income Fund

Performance
  OVERVIEW As of January 31, 2001



NSL


PORTFOLIO STATISTICS
---------------------------------------------------------------

Inception Date                               10/99
---------------------------------------------------------------

Share Price                                    $10
---------------------------------------------------------------

Net Asset Value                              $8.86
---------------------------------------------------------------

Fund Net Assets ($000)                    $309,007
---------------------------------------------------------------


TOP 5 ISSUERS                         % OF TOTAL INVESTMENTS
---------------------------------------------------------------

The Fairchild Corporation                     2.6%
---------------------------------------------------------------

Centennial Cellular Operating Company         2.4%
---------------------------------------------------------------

Level 3 Communications LLC                    2.4%
---------------------------------------------------------------

Norwood Promotional Products                  2.4%
---------------------------------------------------------------

Dominoes Pizza, Inc.                          2.4%
---------------------------------------------------------------


TOP 5 INDUSTRIES                      % OF TOTAL INVESTMENTS
---------------------------------------------------------------

Diversified Manufacturing                     7.7%
---------------------------------------------------------------

Telecommunications/Cellular/PCS               6.6%
---------------------------------------------------------------

Telecommunications/Competitive Local
Exchange Carrier (CLEC)                       6.5%
---------------------------------------------------------------

Utilities                                     4.8%
---------------------------------------------------------------

Leisure & Entertainment                       4.5%
---------------------------------------------------------------


ANNUALIZED TOTAL RETURN
---------------------------------------------------------------

                                Market         NAV
---------------------------------------------------------------

1 Year                          16.72%       3.30%
Inception                       10.48%       4.25%
---------------------------------------------------------------



BAR CHART:
1999-2001 Monthly Dividends Per Share3

12/99    0.076
1/00     0.076
2/00     0.0785
3/00     0.082
4/00     0.084
5/00     0.084
6/00     0.088
7/00     0.088
8/00     0.088
9/00     0.0900
10/00    0.0900
11/00    0.0900
12/00    0.0900
1/01     0.0900


LINECHART:

Share Price Performance
10/29/99             10
                     10.0625
                     10
                     10.0625
                     10.0625
                     10
                     10.0625
                     10.0625
                     10.0625
                     10.0625
                     10.0625
                     10.0625
                     10
                     10.0625
                     10.0625
                     10
                     10.0625
                     10.0625
                     10.0625
                     10
                     10
                     10.0625
                     10.0625
                     9.9375
                     9.9375
                     10
                     9.9375
                     9.9375
                     10
                     10
                     10
                     10
                     10
                     9.875
                     9.9375
                     9.9375
                     9.9375
                     9.875
                     9.875
                     9.9375
                     9.875
                     9.0625
                     9.375
                     8.9375
                     9.5
                     9.5
                     9.1875
                     9.4375
                     9.3125
                     9.625
                     9.625
                     9.5
                     9.625
                     9.4375
                     9.625
                     9.5625
                     9.625
                     9.8125
                     9.75
                     9.625
                     9.5625
                     9.3125
                     9.375
                     9.4375
                     9.5625
                     9.3125
                     9.4375
                     9.5
                     9.6875
                     9.625
                     9.6875
                     9.625
                     9.5
                     9.4375
                     9.4375
                     9.375
                     9.3125
                     9.3125
                     9.25
                     9.3125
                     9.1875
                     9.25
                     9.1875
                     8.875
                     8.9375
                     9.0625
                     9.125
                     9.125
                     8.875
                     9.0625
                     8.9375
                     8.9375
                     8.9375
                     8.875
                     8.9375
                     8.8125
                     8.8125
                     8.8125
                     8.9375
                     9
                     8.875
                     8.8125
                     8.9375
                     8.9375
                     8.9375
                     8.8125
                     8.8125
                     8.8125
                     8.8125
                     8.75
                     8.6875
                     8.6875
                     8.75
                     8.75
                     8.75
                     8.625
                     8.6875
                     8.5
                     8.5
                     8.5625
                     8.6875
                     8.6875
                     8.75
                     8.75
                     8.8125
                     8.9375
                     9
                     9
                     9.25
                     9.125
                     9.125
                     9.0625
                     9.0625
                     9.125
                     9.25
                     9.1875
                     9.1875
                     9.1875
                     9
                     9.1875
                     9.1875
                     9.125
                     9.25
                     9.25
                     9.125
                     9.1875
                     9.25
                     9.375
                     9.5
                     9.625
                     9.5
                     9.4375
                     9.3125
                     9.3125
                     9.3125
                     9.625
                     9.5625
                     9.4375
                     9.5
                     9.5
                     9.5625
                     9.5625
                     9.5
                     9.375
                     9.375
                     9.3125
                     9.375
                     9.4375
                     9.4375
                     9.5
                     9.5
                     9.6875
                     9.5625
                     9.5625
                     9.6875
                     9.6875
                     9.5
                     9.6875
                     9.5625
                     9.625
                     9.5625
                     9.5625
                     9.625
                     9.625
                     9.6875
                     9.625
                     9.6875
                     9.5625
                     9.6875
                     9.625
                     9.625
                     9.75
                     9.875
                     9.875
                     9.9375
                     9.875
                     9.875
                     9.875
                     9.875
                     9.75
                     9.8125
                     9.875
                     9.875
                     9.9375
                     9.875
                     9.8125
                     9.8125
                     9.75
                     9.875
                     9.8125
                     9.9375
                     9.9375
                     9.9375
                     9.875
                     9.9375
                     10
                     10
                     10
                     10
                     9.9375
                     9.9375
                     10
                     9.875
                     9.875
                     9.9375
                     10
                     10
                     10
                     9.9375
                     9.9375
                     9.9375
                     9.875
                     9.875
                     9.875
                     9.9375
                     9.9375
                     9.9375
                     9.9375
                     10
                     10
                     10
                     10
                     9.875
                     9.9375
                     9.9375
                     9.875
                     9.875
                     9.6875
                     9.8125
                     9.8125
                     9.875
                     9.9375
                     9.875
                     9.875
                     9.8125
                     9.9375
                     9.9375
                     10
                     10
                     10
                     10
                     9.9375
                     10
                     9.9375
                     10
                     10
                     10
                     10
                     10
                     10.0625
                     10.0625
                     10
                     10
                     10.0625
                     10
                     10.0625
                     9.9375
                     10.0625
                     10
                     10.0625
                     10.125
                     10.1875
                     10.1875
                     10.375
                     10.375
                     10.25
                     10.1875
                     10.25
                     10
                     10.0625
                     10
                     10.125
                     10.125
                     10.125
                     10.1875
                     10.25
                     10.1875
                     10.375
                     10.3125
                     10.1875
                     10.25
                     10.25
                     10.375
                     10.3125
                     10.3125
                     10.0625
                     10.125
                     10.1875
                     10
                     10
                     10
                     10
                     10
                     10.0625
                     10
                     9.9688
                     9.9688
                     10
                     9.9688
                     10.0625
                     10
                     9.9688
                     9.9688
                     9.9688
                     10.0313
1/31/01              10.0938

Weekly Closing Price
Past performance is not predictive of future results.

Shareholder
           MEETING REPORT

The Shareholder Meeting was held October 25, 2000, in Chicago at Nuveen's headquarters.



                                                                   NSL
--------------------------------------------------------------------------------

Approval of the Board Members was reached as follows:

                                                                      Preferred
                                                           Common        Shares
                                                           Shares     Series-TH
--------------------------------------------------------------------------------

James E. Bacon
   For                                                 28,628,050         1,787
   Withhold                                               144,144            --
--------------------------------------------------------------------------------
    Total                                              28,772,194         1,787
--------------------------------------------------------------------------------
Jack B. Evans
   For                                                 28,637,666         1,787
   Withhold                                               134,528            --
--------------------------------------------------------------------------------
    Total                                              28,772,194         1,787
--------------------------------------------------------------------------------
Thomas E. Leafstrand
   For                                                 28,659,925         1,787
   Withhold                                               112,269            --
--------------------------------------------------------------------------------
    Total                                              28,772,194         1,787
--------------------------------------------------------------------------------
Sheila W. Wellington
   For                                                 28,626,116         1,787
   Withhold                                               146,078            --
--------------------------------------------------------------------------------
   Total                                               28,772,194         1,787
--------------------------------------------------------------------------------
William L. Kissick
   For                                                         --         1,787
   Withhold                                                    --            --
--------------------------------------------------------------------------------
    Total                                                      --         1,787
--------------------------------------------------------------------------------
Timothy R. Schwertfeger
   For                                                         --         1,787
   Withhold                                                    --            --
--------------------------------------------------------------------------------
    Total                                                      --         1,787
--------------------------------------------------------------------------------
Ratification of auditors was reached as follows:
   For                                                 28,475,142         1,787
   Against                                                109,661            --
   Abstain                                                187,391            --
--------------------------------------------------------------------------------
   Total                                               28,772,194         1,787
--------------------------------------------------------------------------------

                            Nuveen Senior Income Fund (NSL)

                            Portfolio of
                                       INVESTMENTS January 31, 2001 (Unaudited)






                                                                              Ratings*
                                                                           ---------------
    Principal                                                                                   Stated          Market
 Amount (000)   Description                                              Moody's    S&P        Maturity**        Value
------------------------------------------------------------------------------------------------------------------------------------

                VARIABLE RATE SENIOR LOAN INTERESTS*** - 129.6%


                Aerospace/Defense - 3.5% (2.6% of total assets)

$     11,209    The Fairchild Corporation, Term Loan B                       Ba3    BB-        04/03/06         $10,788,252
-----------------------------------------------------------------------------------------------------------------------------------


                Automotive - 4.0% (3.0% of total assets)

       4,000    Metaldyne Corporation/Metalyc Company, LLC, Term Loan B      Ba3    BB-        11/28/08           3,990,000
       9,850    MetalForming Technologies, Inc., Term Loan B                  NR     NR        06/30/06           8,372,500
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 12,362,500
------------------------------------------------------------------------------------------------------------------------------------


                Beverage, Food & Tobacco - 4.9% (3.6% of total assets)

       9,381    American Bottling Group, Inc., Term Loan B                    NR     NR        10/07/07           9,392,977
       6,143    Eagle Family Foods, Inc., Term Loan                           B1      B        12/31/05           5,815,238
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 15,208,215
------------------------------------------------------------------------------------------------------------------------------------


                Broadcasting/Cable - 3.9% (2.9% of total assets)

       3,000    CC VIII Operating, LLC, Term Loan B                          Ba3    BB+        02/02/08           3,000,938
       2,000    Century Cable Holdings, LLC, Discretionary Term Loan B       Ba3     BB        12/31/09           1,998,750
       7,000    Insight Midwest Holdings, LLC, Term Loan B                   Ba3    BB+        12/31/09           6,989,500
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                 11,989,188
----------------------------------------------------------------------------------------------------------------------------


                Broadcasting/Radio - 1.1% (0.8% of total assets)

       3,250    Emmis Communications Corporation, Term Loan B                Ba2     B+        08/31/09           3,256,094
------------------------------------------------------------------------------------------------------------------------------------


                Buildings & Real Estate - 5.4% (4.0% of total assets)

       8,955    NRT, Inc., Term Loan                                         Ba3     NR        07/31/04           8,899,031
       7,960    Washington Group International, Term Loan B                  Ba1    BB-        07/07/07           7,895,325
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 16,794,356
------------------------------------------------------------------------------------------------------------------------------------


                Cargo Transportation - 3.1% (2.3% of total assets)

       8,910    North American Van Lines, Term Loan B                         B1     B+        11/18/07           8,500,697
         929    RailAmerica, Inc., Term Loan B                               Ba3    BB-        12/31/06             932,618
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  9,433,315
------------------------------------------------------------------------------------------------------------------------------------


                Chemicals, Plastics & Rubber - 1.6% (1.2% of total assets)

       5,000    Resolution Performance Products LLC, Term Loan B             Ba3    BB-        11/14/08           4,993,750
------------------------------------------------------------------------------------------------------------------------------------


                Containers, Packaging & Glass - 4.8% (3.6% of total assets)

       2,612    Graham Packaging Holdings, Term Loan B                        B1     B+        01/31/06           2,546,654
       2,164    Graham Packaging Holdings, Term Loan C                        B1     B+        01/31/07           2,110,085
       1,880    Stone Container Corporation, Term Loan F                     Ba3     B+        12/31/05           1,887,812
       1,342    Stone Container Corporation, St. Laurent Paperboard, Inc.,
                    Term Loan G                                              Ba3     B+        12/31/06           1,342,505
       1,112    Stone Container Corporation, St. Laurent Paperboard, Inc.,
                    Term Loan H                                              Ba3     B+        12/31/06           1,112,695
       3,980    Tekni-Plex, Inc., Term Loan B                                Ba3     B+        06/21/08           3,887,963
       1,997    United States Can Company, Term Loan B                        B1    BB-        10/04/08           2,015,946
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 14,903,660
------------------------------------------------------------------------------------------------------------------------------------


                Diversified Manufacturing - 10.2% (7.6% of total assets)

       4,744    Actuant Corp., Term Loan B                                    B1    BB-        07/30/08           4,755,918
       5,472    Blount, Inc., Term Loan B                                     B1     B+        06/30/06           5,431,250
       4,957    Dayco Products, LLC (Mark IV Industries), Term Loan B        Ba3    BB-        05/31/07           4,659,328
       2,993    GenTek, Inc., Term Loan C                                    Ba3     BB        10/31/07           2,994,370





                            Nuveen Senior Income Fund (NSL) (continued)

                                    Portfolio of INVESTMENTS January 31, 2001 (Unaudited)



                                                                              Ratings*
                                                                           ---------------
    Principal                                                                                   Stated          Market
 Amount (000)   Description                                              Moody's    S&P        Maturity**        Value
------------------------------------------------------------------------------------------------------------------------------------

                Diversified Manufacturing (continued)

$      3,960    SPX Corporation, Term Loan B                                 Ba2    BB+        12/31/06         $ 3,974,850
       4,950    UCAR Finance, Inc., Term Loan B                              Ba3    BB-        12/31/07           4,389,000
       5,490    Western Industries Holding, Inc., Term Loan B                 NR     NR        06/23/06           5,479,240
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 31,683,956
------------------------------------------------------------------------------------------------------------------------------------


                Ecological - 2.2% (1.7% of total assets)

       2,758    Allied Waste North America, Term Loan B                      Ba3     BB        07/21/06           2,713,119
       3,310    Allied Waste North America, Term Loan C                      Ba3     BB        07/21/07           3,255,743
         936    Stericycle, Inc., Term Loan B                                 B1    BB-        11/10/06             941,642
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  6,910,504
------------------------------------------------------------------------------------------------------------------------------------


                Electronics/Electronic Services - 4.1% (3.0% of total assets)

       4,184    On Semiconductor Corp. Term Loan B                           Ba3    BB-        08/04/06           4,191,460
       4,505    On Semiconductor Corp. Term Loan C                           Ba3    BB-        08/04/07           4,513,880
       4,000    Seagate Technology Holdings, Inc., Term Loan B                NR    BB+        11/22/06           3,990,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 12,695,340
------------------------------------------------------------------------------------------------------------------------------------


                Farming & Agricultural - 2.9% (2.1% of total assets)

       4,000    Scotts Company, Term Loan B                                  Ba3     BB        12/31/07           4,028,333
       4,893    Shemin Holdings Corporation, Term Loan B                      NR     NR        01/28/07           4,880,625
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  8,908,958
------------------------------------------------------------------------------------------------------------------------------------


                Finance & Banking - 1.5% (1.1% of total assets)

       4,550    Sovereign Bancorp, Term Loan B                               Ba3     NR        11/14/03           4,578,438
------------------------------------------------------------------------------------------------------------------------------------


                Grocery - 1.6% (1.2% of total assets)

       4,992    Pathmark Stores, Inc., Term Loan B                            NR     NR        07/15/07           4,923,031
------------------------------------------------------------------------------------------------------------------------------------


                Healthcare - 3.1% (2.3% of total assets)

       1,714    Community Health Systems, Inc., Term Loan B                   NR     NR        12/31/03           1,706,786
       1,714    Community Health Systems, Inc., Term Loan C                   NR     NR        12/31/04           1,706,786
       1,264    Community Health Systems, Inc., Term Loan D                   NR     NR        12/31/05           1,262,652
       4,950    Healthtrust, Inc., Term Loan B                                B1     B+        11/11/05           4,962,375
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  9,638,599
------------------------------------------------------------------------------------------------------------------------------------


                Healthcare & Beauty Aids - 1.6% (1.2% of total assets)

       5,000    Advance PCS, Term Loan B                                     Ba3     BB        09/30/07           5,031,250
------------------------------------------------------------------------------------------------------------------------------------


                Hotels, Motels, Inns & Gaming - 5.6% (4.1% of total assets)

         111    Aladdin Gaming, LLC, Term Loan B                              B2     NR        08/26/06              95,254
         887    Aladdin Gaming, LLC, Term Loan C                              B2     NR        02/26/08             762,578
       4,988    Aladdin Gaming, LLC, Term Loan D                              B2     NR        08/26/08           4,513,688
       2,647    Isle of Capri Casinos, Inc., Term Loan B                     Ba2    BB-        03/02/06           2,653,283
       2,316    Isle of Capri Casinos, Inc., Term Loan C                     Ba2    BB-        03/02/07           2,321,623
       6,972    Penn National Gaming, Inc., Term Loan B                       B1     B+        08/08/06           6,911,472
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 17,257,898
------------------------------------------------------------------------------------------------------------------------------------

                Insurance - 1.6% (1.2% of total assets)

       4,975    GAB Robins North America, Inc., Term Loan B                   NR     NR        12/01/05           4,950,125
------------------------------------------------------------------------------------------------------------------------------------


                Leisure & Entertainment - 6.0% (4.4% of total assets)

       3,947    Bally Total Fitness Holding Corporation, Term Loan            B1     B+        11/10/04           3,941,733
       3,419    Fitness Holdings Worldwide, Term Loan B                       NR      B        11/02/06           3,273,720
       6,501    Fitness Holdings Worldwide, Term Loan C                       NR      B        11/02/07           6,224,680
       5,000    Six Flags Theme Parks, Inc., Term Loan B                     Ba2    BB-        09/30/05           5,037,500
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 18,477,633
------------------------------------------------------------------------------------------------------------------------------------




                                                                              Ratings*
                                                                           ---------------
    Principal                                                                                   Stated          Market
 Amount (000)   Description                                              Moody's    S&P        Maturity**        Value
------------------------------------------------------------------------------------------------------------------------------------

                Non-Durable Consumer Products - 4.4% (3.3% of total assets)

$      3,860    Merisant Company, Term Loan B                                Ba3    BB-        03/31/07         $ 3,869,895
       5,218    Norwood Promotional Products, Term Loan B                     NR     NR        05/31/06           5,192,290
       4,659    Norwood Promotional Products, Term Loan C                     NR     NR        11/30/06           4,635,530
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 13,697,715
------------------------------------------------------------------------------------------------------------------------------------


                Personal & Miscellaneous Services - 1.4% (1.0% of total assets)

       4,257    Weight Watchers International, Inc., TLC Facility            Ba2     B+        09/30/06           4,280,946
------------------------------------------------------------------------------------------------------------------------------------


                Printing & Publishing - 2.3% (1.7% of total assets)

       7,000    American Media Operations, Inc., Term Loan B-1               Ba3     B+        04/01/07           7,035,000
------------------------------------------------------------------------------------------------------------------------------------


                Restaurants & Food Service - 3.2% (2.3% of total assets)

       4,844    Dominos Pizza, Inc, Term Loan B                               B1     B+        12/21/06           4,873,959
       4,854    Dominos Pizza, Inc, Term Loan C                               B1     B+        12/21/07           4,884,171
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  9,758,130
------------------------------------------------------------------------------------------------------------------------------------


                Retail/Catalog - 1.5% (1.1% of total assets)

       4,878    Micro Warehouse, Inc., Term Loan B                            B1    BB-        01/31/07           4,767,790
------------------------------------------------------------------------------------------------------------------------------------


                Retail/Specialty - 1.3% (0.9% of total assets)

       4,950    NationsRent, Inc., Term Loan B                                B2    BB-        07/20/06           3,972,375
------------------------------------------------------------------------------------------------------------------------------------


                Retail/Stores - 5.4% (4.0% of total assets)

       5,860    HMV Media Group PLC, Term Loan C                              B2     B+        03/28/06           5,222,905
       4,039    HMV Media Group PLC, Term Loan D                              B2     B+        08/28/06           3,599,570
       3,543    Rent-A-Center, Term Loan D                                   Ba3    BB-        12/31/07           3,542,564
       2,182    SDM Corporation, Term Loan C                                 Ba3     BB        02/04/08           2,193,995
       2,182    SDM Corporation, Term Loan E                                 Ba3     BB        02/04/09           2,193,995
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 16,753,029
------------------------------------------------------------------------------------------------------------------------------------


                Telecommunications/Cellular/PCS - 8.8% (6.5% of total assets)

         484    Airgate PCS, Inc., Tranche 1 Loan                             NR     NR        06/06/07             483,713
       1,505    Airgate PCS, Inc., Tranche 2 Loan                             NR     NR        06/06/07           1,504,886
       1,750    American Cellular Corporation, Term Loan B                   Ba3    BB-        03/31/08           1,749,271
       2,000    American Cellular Corporation, Term Loan C                   Ba3    BB-        03/31/09           1,999,167
      10,000    Centennial Cellular Operating Company, LLC, Term Loan A       B1     B+        11/30/06           9,912,500
       3,000    Cook Inlet/Voicestream Operating Company, LLC, Term Loan B    B2      B        12/31/08           3,067,500
       8,500    Voicestream PCS Holdings, Term Loan B                         B1     B+        02/25/09           8,430,938
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 27,147,975
------------------------------------------------------------------------------------------------------------------------------------


                Telecommunications/Competitive Local Exchange Carrier
                (CLEC) - 8.7% (6.4% of total assets)

      10,000    Level 3 Communications, LLC, Term Loan B                      B1     B+        01/15/08           9,854,167
       5,000    McLeod USA, Inc., Term Loan B                                Ba2    BB-        05/30/08           5,012,500
       5,000    RCN Corporation, Term Loan B                                  B1     B+        06/03/07           4,391,667
       5,000    Teligent, Inc., Delayed Term Loan                             B3     B-        06/30/06           2,575,000
       5,000    WCI Capital Corporation, Term Loan B                          B2     B+        09/30/07           4,987,500
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 26,820,834
------------------------------------------------------------------------------------------------------------------------------------


                Telecommunications/Hybrid - 4.2% (3.1% of total assets)

       4,000    360 Networks Holdings, Inc., Term Loan B                      B1    BB-        12/31/07           3,896,667
       4,000    Nextel Finance Company, Term Loan D                          Ba2    BB-        03/31/09           3,970,000
       5,000    Nextel Partners Operating Company, Term Loan B                B2     B-        01/29/08           5,025,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 12,891,667
------------------------------------------------------------------------------------------------------------------------------------




                            Nuveen Senior Income Fund (NSL) (continued)

                                    Portfolio of INVESTMENTS January 31, 2001 (Unaudited)



                                                                              Ratings*
                                                                           ---------------
    Principal                                                                                   Stated          Market
 Amount (000)   Description                                              Moody's    S&P        Maturity**        Value
------------------------------------------------------------------------------------------------------------------------------------

                Telecommunications/Satellite - 1.4% (1.0% of total assets)

$      4,992    Satelites Mexicanos SA DE CV, Loan                            B1     B+        06/30/04       $   4,392,960
------------------------------------------------------------------------------------------------------------------------------------


                Telecommunications/Wireless Messaging - 3.4%
                (2.5% of total assets)

       8,024    Arch Wireless Holding, Inc., Term Loan C                      B2     B-        06/30/06           6,459,119
       4,000    Crown Castle Operating Company, Term Loan B                  Ba3    BB-        03/30/08           4,028,333
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 10,487,452
------------------------------------------------------------------------------------------------------------------------------------


                Textiles & Leather - 3.1% (2.3% of total assets)

       9,775    Norcross Safety Products, LLC, Term Loan                      NR     NR        09/30/04           9,701,688
------------------------------------------------------------------------------------------------------------------------------------


                Transportation/Rail Manufacturing - 1.3%
                (1.0% of total assets)

       4,000    Kansas City Southern Railway Company, Term Loan B            Ba1    BB+        12/29/06           4,030,000
------------------------------------------------------------------------------------------------------------------------------------


                Utilities - 6.5% (4.8% of total assets)

       7,000    AES EDC Funding, LLC, Term Loan                               NR     NR        03/31/02           7,021,873
       5,000    AES Texas Funding II, LLC, Term Loan                          NR     NR        03/31/02           5,006,250
       3,970    TNP Enterprises, Inc., Term Loan                             Ba2    BB+        03/30/06           3,970,000
       3,980    Western Resources, Inc., Term Loan B                          NR     NR        03/17/03           4,012,333
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 20,010,456
------------------------------------------------------------------------------------------------------------------------------------

                Total Variable Rate Senior Loan Interests (cost $411,570,554)                                   400,533,079
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 4.3%

                Commercial Paper:

       2,000    Comdisco, Inc., yielding 6.75%                                                 02/06/01           1,998,125
       7,223    Maytag, yielding 6.90%                                                         02/01/01           7,223,000
       1,960    Nordstrom, Inc., yielding 6.60%                                                02/01/01           1,960,000
       1,961    Sunoco, Inc., yielding 6.40%                                                   02/01/01           1,961,000
------------------------------------------------------------------------------------------------------------------------------------

                Total Short-Term Investments (cost $13,142,125)                                                  13,142,125
------------------------------------------------------------------------------------------------------------------------------------

                Total Investments (cost $424,712,679) - 133.9%                                                  413,675,204
------------------------------------------------------------------------------------------------------------------------------------

                Borrowings Payable - (34.0)%+                                                                  (105,000,000)
------------------------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - 0.1%                                                                331,543
------------------------------------------------------------------------------------------------------------------------------------

                Net Assets - 100%                                                                             $ 309,006,747
====================================================================================================================================

                      NR    Not rated.
                       *    Bank loans  rated  below Baa by Moody's  Investor
                            Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
                      **    Senior Loans in the Fund's portfolio generally are
                            subject to mandatory and/or optional prepayment.
                            Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior
                            Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior
                            Loans held in the Fund's portfolio may be substantially less than the stated maturities shown.
                            The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.
                     ***    Senior Loans in which the Fund invests generally pay
                            interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London
                            Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, and (iii) the certificate of deposit rate.
                            Senior loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
                       +    Borrowings payable as a percentage of total gross
                            assets is 25.1%.
                                  See accompanying notes to financial statements

Statement of
           NET ASSETS January 31, 2001 (Unaudited)



---------------------------------------------------------------------------

Assets
 Investments, at market value (cost $424,712,679)              $413,675,204
 Cash                                                               458,367
 Interest receivable                                              4,074,332
 Other assets                                                       259,512
---------------------------------------------------------------------------
      Total assets                                              418,467,415
---------------------------------------------------------------------------
Liabilities
 Borrowings payable                                             105,000,000
 Management fees                                                    140,801
 Taxable Auctioned Preferred Share dividends payable                143,678
 Common Share dividends payable                                   2,669,951
 Other liabilities                                                1,506,238
---------------------------------------------------------------------------
      Total liabilities                                         109,460,668
---------------------------------------------------------------------------
Net assets                                                     $309,006,747
---------------------------------------------------------------------------

Taxable Auctioned Preferred Shares, at liquidation value       $ 46,000,000
---------------------------------------------------------------------------

Taxable Auctioned Preferred Shares outstanding                        1,840
---------------------------------------------------------------------------

Common Shares outstanding                                        29,669,644
---------------------------------------------------------------------------

Net asset value per Common Share outstanding (net assets
   less Preferred Shares at liquidation value, divided by
   Common Shares outstanding)                                      $   8.86
---------------------------------------------------------------------------



See accompanying notes to financial statements.

Statement of
           OPERATIONS Six Months Ended January 31, 2001 (Unaudited)


-----------------------------------------------------------------------------------------------------------------

Investment Income
Interest                                                                                        $ 22,886,625
Fees                                                                                                  86,004
-----------------------------------------------------------------------------------------------------------------

Total investment income                                                                           22,972,629
-----------------------------------------------------------------------------------------------------------------

Expenses
Management fees                                                                                    1,807,936
Taxable Auctioned Preferred Shares - auction fees                                                     57,973
Taxable Auctioned Preferred Shares - dividend disbursing agent fees                                    5,042
Shareholders' servicing agent fees and expenses                                                      192,281
Interest expense                                                                                   3,550,647
Custodian's fees and expenses                                                                        283,065
Trustees' fees and expenses                                                                           15,002
Professional fees                                                                                    122,360
Shareholders' reports - printing and mailing expenses                                                 41,355
Investor relations expense                                                                            24,969
Other expenses                                                                                       351,383
-----------------------------------------------------------------------------------------------------------------
Total expenses before expense waivers                                                              6,452,013
   Expense waivers                                                                                  (957,142)
-----------------------------------------------------------------------------------------------------------------
Net expenses                                                                                       5,494,871
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                                             17,477,758
-----------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions                                            (11,010,077)
Change in net unrealized appreciation (depreciation) of investments                               (6,889,909)
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                                                 (17,899,986)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                            $  (422,228)
=================================================================================================================
See accompanying notes to financial statements.


Statement of
           CHANGES IN NET ASSETS (Unaudited)

                                                                                                                         10/29/99
                                                                                                  Six Months        (commencement
                                                                                                       Ended        of operations)
                                                                                                     1/31/01      through 7/31/00
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                          $ 17,477,758         $ 22,048,293
Net realized gain (loss) from investment transactions                                           (11,010,077)             511,950
Change in net unrealized appreciation (depreciation) of investments                              (6,889,909)          (4,147,566)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                               (422,228)         18,412,677
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From undistributed net investment income:
   Common Shareholders                                                                           (15,951,977)        (19,441,723)
   Taxable Auctioned Preferred Shareholders                                                       (1,493,638)           (506,360)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                        (17,445,615)        (19,948,083)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions
 Common Shares:
   Net proceeds from sale of shares                                                                       --         282,383,896
   Net proceeds from shares issued to shareholders due to reinvestment of distributions              395,939             166,495
Taxable Auctioned Preferred Shares:
   Net proceeds from sale of shares                                                                       --          45,363,582
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from capital share transactions                                           395,939         327,913,973
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                            (17,471,904)        326,378,567
Net assets at the beginning of period                                                            326,478,651             100,084
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                                 $309,006,747        $326,478,651
------------------------------------------------------------------------------------------------------------------------------------

Balance of undistributed net investment income at the end of period                              $ 2,206,619        $  2,174,476
====================================================================================================================================



See accompanying notes to financial statements.


Statement of
           CASH FLOWS Six Months Ended January 31, 2001 (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
Change in Net Assets from Operations                                                                                  $  (422,228)
------------------------------------------------------------------------------------------------------------------------------------
Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash used for Operating Activities:
   Decrease in investments at value                                                                                    17,645,661
   Increase in interest receivable                                                                                       (189,528)
   Decrease in other assets                                                                                               134,068
   Decrease in management fees                                                                                             (5,240)
   Increase in other liabilities                                                                                          154,943
------------------------------------------------------------------------------------------------------------------------------------
   Net cash used for operating activities                                                                              17,317,676
------------------------------------------------------------------------------------------------------------------------------------
 Cash Flows from Financing Activities:
Cash dividends paid to Common Shareholders                                                                            (15,493,353)
Cash dividends paid to Taxable Auctioned Preferred Shareholders                                                        (1,382,575)
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by financing activities                                                                          (16,875,928)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Cash                                                                                                      441,748
Cash at the beginning of period                                                                                            16,619
------------------------------------------------------------------------------------------------------------------------------------
Cash at the End of Period                                                                                             $   458,367
====================================================================================================================================


See accompanying notes to financial statements.

Notes to
           FINANCIAL STATEMENTS (Unaudited)







1. General Information and Significant Accounting Policies
Nuveen Senior Income Fund (the "Fund") is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is listed on the New York Stock Exchange and trades under the ticker symbol "NSL". The Fund was organized as a Massachusetts business trust on August 13, 1999. Prior to commencement of operations on October 29, 1999, the Fund had no operations other than those related to organizational matters and the initial capital contribution of $100,084 by Nuveen Senior Loan Asset Management Inc. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company.

The Fund seeks to provide a high level of current income, consistent with preservation of capital by investing primarily in senior secured loans whose interest rates float or adjust periodically based on a benchmark interest rate index. The Fund seeks to increase the income available for distribution to Common Shareholders by utilizing financial leverage.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
The prices of senior loans in the Fund's investment portfolio are provided by independent pricing services approved by the Fund's Board of Trustees. The pricing service providers typically value senior loans at the mean of the highest bona fide bid and lowest bona fide ask prices when current quotations are readily available. Senior loans for which current quotations are not readily available are valued at fair value using a wide range of market data and other information and analysis, including credit characteristics considered relevant by such pricing service providers to determine valuations. The Board of Trustees of the Fund has approved procedures which permit the Adviser to override the price provided by the independent pricing service in the event that the Adviser is in possession of material information related to the senior loan or borrower or its affiliates which it believes the pricing service may not be aware. There were no price overrides during the six months ended January 31, 2001. Short-term investments which mature within 60 days are valued at amortized cost, which approximates market value.

The senior loans in which the Fund invests are generally not listed on any exchange and the secondary market for those senior loans is comparatively illiquid relative to markets for other fixed income securities. Because of the comparatively illiquid markets, the value of a senior loan may differ significantly from the value that would have been used had there been an active market for that senior loan.

Investment Transactions
Investment transactions are recorded on a trade date basis.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts when required for federal income tax purposes. Facility fees on senior loans purchased are treated as market discounts. Market premiums and discounts are amortized over the expected life of each respective borrowing. Fees consists primarily of amendment fees. Amendment fees are earned as compensation for reviewing and accepting changes to the original credit agreement.

Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders
The Fund intends to declare and pay monthly distributions to Common Shareholders. Generally payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)










Distributions to shareholders of net investment income, and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from investment transactions, where applicable. Permanent differences between financial and tax basis reporting for the fiscal year have been identified and appropriately reclassified. During the period October 29, 1999 (commencement of operations) through July 31, 2000, permanent differences relating to expenses which are not deductible for tax purposes totaling $74,266 were reclassified from undistributed net investment income to capital.

Taxable Auctioned Preferred Shares
On May 30, 2000, the Fund issued 1,840 Series Th $25,000 stated value Taxable Auctioned Preferred Shares. The dividend rate paid on the Taxable Auctioned Preferred Shares may change every 28 days, as set by the auction agent.

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the six months ended January 31, 2001.

Offering Costs
Costs incurred by the Fund in connection with its offering of Common and Taxable Auctioned Preferred Shares are estimated to be $932,523. These costs were recorded as a reduction of the proceeds from the sale of the shares.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant effect on the financial statements.

2. Fund Shares
During the six months ended January 31, 2001, 41,601 Common Shares were issued to shareholders due to reinvestment of distributions.

During the period October 29, 1999 (commencement of operations)through July 31, 2000, 29,600,000 Common Shares and 1,840 Preferred Shares were sold and 17,563 Common Shares were issued to shareholders due to reinvestment of distributions.

3. Distributions to Common Shareholders
The Fund declared a dividend distribution of $.0900 per Common Share from its net investment income which was paid on March 1, 2001, to shareholders of record on February 15, 2001.

The Fund declared a dividend distribution of $.0870 per Common Share from its net investment income which was paid on April 2, 2001, to shareholders of record on March 15, 2001.

4. Investment Transactions
Purchases and sales of investments (excluding short-term investments) during the six months ended January 31, 2001, aggregated $110,984,194 and $85,832,652, respectively.

At January 31, 2001, the identified cost of investments owned for federal income tax purposes was $424,712,679.

5. Unrealized Appreciation (Depreciation)
At January 31, 2001, net unrealized depreciation of senior loans for federal income tax purposes aggregated $11,037,475 of which $870,463 related to appreciated senior loans and $11,907,938 related to depreciated senior loans.

6. Management Fees and Other Transactions with Affiliates
Under the Fund's investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, of .8500 of 1%, which is based upon the average daily managed assets of the Fund. "Managed assets" shall mean the average daily gross asset value of the Fund, minus the sum of the Fund's accrued and unpaid dividends on any outstanding Taxable Auctioned Preferred Shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Taxable Auctioned Preferred Shares).

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of the Fund in an amount equal to .45% of the average daily managed assets for the period October 29, 1999 (commencement of operations) through October 31, 2004, .35% of the average daily managed assets for the year ended October 31, 2005, .25% of the average daily managed assets for the year ended October 31, 2006, .15% of the average daily managed assets for the year ended October 31, 2007, .10% of the average daily managed assets for the year ended October 31, 2008, and .05% of the average daily managed assets for the year ended October 31, 2009. The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond October 31, 2009.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Fund from the Adviser.

7. Composition of Net Assets
At January 31, 2001, net assets consisted of:


------------------------------------------------------------------------------------------------------------------------------------

Taxable Auctioned Preferred Shares, $25,000 stated value per share, at liquidation value                        $  46,000,000
Common Shares, $.01 par value per share                                                                               296,696
Paid-in surplus                                                                                                   282,039,034
Balance of undistributed net investment income                                                                      2,206,619
Accumulated net realized gain (loss) from investment transactions                                                 (10,498,127)
Net unrealized appreciation (depreciation) of investments                                                         (11,037,475)
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                      $ 309,006,747
------------------------------------------------------------------------------------------------------------------------------------
Authorized shares:
   Common                                                                                                           Unlimited
   Preferred                                                                                                        Unlimited
------------------------------------------------------------------------------------------------------------------------------------


8. Commitments
Pursuant to the terms of certain of the Variable Rate Senior Loan agreements, the Fund had an unfunded loan commitment of $3,511,401 as of January 31, 2001. The Fund generally will maintain with its custodian short-term investments and/or cash having an aggregate value at least equal to the amount of unfunded loan commitments.

9. Senior Loan Participation Commitments
The Fund invests primarily in assignments, participations, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to corporations, partnerships, and other entities. If the Fund purchases a participation of a Senior Loan Interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower. There were no such participation commitments as of January 31, 2001.

10. Borrowings
In accordance with its current investment policies, the Fund may utilize financial leverage for investment purposes in an amount currently anticipated to represent approximately 40% of the Fund's total assets, and in no event exceeding 50% of the Fund's total assets.

On May 23, 2000, the Fund entered into a $150 million commercial paper program with Nuveen Funding, L.L.C., a Delaware limited liability company whose sole purpose is the issuance of commercial paper. Nuveen Funding, L.L.C. has the authority to issue a maximum of $150 million of commercial paper, at a discount, with maturities of up to 180 days, the proceeds of which are used to make advances to the Fund. This line of credit is secured by the assets of the Fund. For the six months ended January 31, 2001, the daily balance of borrowings under the commercial paper program agreement was $105 million with an average interest rate of 6.71%.

The Fund has entered into a $155 million revolving credit agreement with Deutsche Bank AG which expires May 22, 2001. The Fund paid $200,000 in fees in connection with obtaining the agreement. These prepaid fees are being amortized into expense over the term of the agreement. Interest on borrowings is charged at a rate of either the Fed Funds rate plus .50%, LIBOR plus .50% or the Prime Rate. An unused commitment fee of .125% is charged on the unused portion of the facility. During the six months ended January 31, 2001, there were no borrowings under the revolving credit agreement and, therefore, there was no outstanding revolving credit balance at January 31, 2001.

Cash paid for interest during the six months ended January 31, 2001, was $3,588,639.

Financial
           Highlights (Unaudited)
Selected data for a Common share outstanding throughout each period:

                                    Investment Operations                               Less Distributions
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Net             Net
                                                 Net                Investment      Investment       Capital      Capital
                                           Realized/                 Income to       Income to      Gains to     Gains to
                 Beginning        Net     Unrealized                    Common       Preferred        Common    Preferred
                 Net Asset Investment     Investment                    Share-          Share-        Share-       Share-
                     Value     Income    Gain (Loss)      Total        holders         holders+      holders      holders+   Total
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2001 (b)           $9.47        $.59         $(.61)      $(.02)          $(.54)        $(.05)           $--         $--     $(.59)

2000 (a)            9.55         .75          (.12)        .63            (.66)         (.02)            --          --      (.68)





                                                                        Total Returns
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Based
                                                    Ending                         Based               on
                                                       Net           Ending           on              Net
                                   Offering          Asset           Market       Market            Asset
                                      Costs          Value            Value        Value**          Value**
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2001 (b)                               $--            $8.86        $10.0000         9.86%            (.77)%

2000 (a)                              (.03)            9.47          9.6250         3.21             6.20




                                                          Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                                                Before Waiver
----------------------------------------------------------------------------------------------------------------------------------
                                                  Ratio of Net                 Ratio of Net
                                      Ratio of      Investment       Ratio of    Investment
                                      Expenses       Income to       Expenses     Income to
                                    to Average         Average     to Average       Average
                     Ending         Net Assets      Net Assets          Total         Total
                        Net         Applicable      Applicable     Net Assets    Net Assets
                     Assets          to Common       to Common      Including     Including
                       (000)            Shares++        Shares++    Preferred++   Preferred++
--------------------------------------------------------------------------------------------
Year Ended 7/31:
2001 (b)           $309,007               4.72%*        12.09%*        4.04%*        10.34%*

2000 (a)            326,479               3.81*          9.82*         3.67*          9.47*



                                                          Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                                               After Waiver***
----------------------------------------------------------------------------------------------------------------------------------
                                Ratio of Net                 Ratio of Net
                  Ratio of        Investment      Ratio of     Investment
                   Expenses        Income to      Expenses      Income to
                 to Average          Average    to Average        Average
                 Net Assets       Net Assets         Total          Total
                 Applicable       Applicable    Net Assets     Net Assets              Portfolio
                  to Common        to Common     Including      Including               Turnover
                     Shares++         Shares++   Preferred++    Preferred++                 Rate
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2001 (b)                4.02%*       12.80%*         3.44%*              10.94%*            22%

2000 (a)                3.21*        10.42*          3.10*               10.04*             40
----------------------------------------------------------------------------------------------------------------------------------



*   Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gain distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gain distributions, if any, and changes in net asset value per share. Total returns are not annualized.
*** After expense waivers by the investment adviser.
+   The amounts shown are based on Common Share equivalents.
++ Ratios do not reflect the effect of dividend payments to Taxable Auctioned Preferred Shareholders; income ratios reflect income earned on assets attributable to Taxable Auctioned Preferred Shares. Each Ratio of Expenses to Average Net Assets and each Ratio of Net Investment Income to Average Net Assets includes the effect of the interest expense paid on bank borrowings of 2.60% and 2.04% based on Average Net Assets Applicable to Common Shares for the six months ended January 31, 2001 and for the period October 29, 1999 (commencment of operations) through July 31, 2000, respectively, and 2.22% and 1.96% based on Average Total Net Assets Including Preferred for the six months ended January 31, 2001 and for the period October 29, 1999 (commencment of operations) through July 31, 2000, respectively.
(a) For the period October 29, 1999 (commencement of operations) through July 31, 2000.
(b) For the six months ended January 31, 2001.


See accompanying notes to financial statements.

Build Your Wealth
           AUTOMATICALLY







SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS
ALL IT TAKES TO
SET UP YOUR
REINVESTMENT ACCOUNT.















NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding.

It is important to note that an automatic reinvest ment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to or greater than (i) net asset value or (ii) 95% of the market price on that date. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY
You may change your distribution option or with draw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less broker age commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Just ask your investment advisor if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
     INFORMATION








BOARD OF TRUSTEES
James E. Bacon
Jack B. Evans
William T. Kissick
Thomas E. Leafstrand
Timothy R. Schwertfeger
Sheila W. Wellington

FUND MANAGER
Nuveen Senior Loan Asset
Management Inc.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
Chase Bank of Texas
600 Travis Street
Houston, TX 77002

TRANSFER AGENT AND
SHAREHOLDER SERVICES
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler
Chicago, IL

INDEPENDENT AUDITORS
KPMG LLP
Chicago, IL

Serving Investors
               FOR GENERATIONS

PHOTO OF: John Nuveen, Sr.

For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.


With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.



To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



Invest well.

Look ahead.

LEAVE YOUR MARK.(SM)

NUVEEN Investments



Nuveen Investments o 333 West Wacker Drive                      FSA-2-1-01
Chicago, IL 60606 o www.nuveen.com